SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of short-term investments [Abstract]
Schedule of Short-term Investments

Short-term investments consist of the following:

	June 30, 2021	June 30, 2020	July 1, 2019
Guaranteed Investment Certificates	$-	$14,677,890	$-
Bonds	143,914	462,829	8,361,655
	$143,914	$15,140,719	$8,361,655

Schedule of Continuity of GICs and Bonds

The continuity of GICs is summarized as follows:

Amount
Balance, July 1, 2019	$-
Acquisition	14,895,360
Interest earned	2,255
Foreign currency translation impact	(219,725)
Balance, June 30, 2020	$14,677,890
Interest earned	69,206
Interest received	(70,964)
Disposition	(15,596,974)
Foreign currency translation impact	920,842
Balance, June 30, 2021	$-

The continuity of bonds is summarized as follows:

Amount
Balance, July 1, 2019	$8,361,655
Interest earned	269,275
Loss on fair value change	(279,768)
Coupon payment	(299,005)
Disposition	(7,589,328)
Balance, June 30, 2020	$462,829
Loss on fair value change	(318,915)
Balance, June 30, 2021	$143,914